Borrowings - Schedule of Maturities of Long-term Debt (Detail) - Successor [Member] - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Line Items]
2015	$ 34.2	$ 40.1
2016	29.7	27.9
2017	29.2	27.9
2018	28.1	28.6
2019	27.3	27.9
Thereafter	3,477.1	3,562.3
Long-term Debt	$ 3,625.6	$ 3,714.7